Stock-based Compensation (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Oct. 24, 2024	Oct. 15, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options granted							0	0
Share based compensation expense	$ 2,000		$ 6,000		$ 5,000	$ 14,000	$ 25,000	$ 511,000
Equity value		$ 950,000
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase of options vested shares
Vested and expected to vest, exercisable
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity value
Eos SENOLYTIXS Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense				$ 10	$ 40,303	$ 172	$ 345
Purchase of options granted shares	32,848		86		40,303	172	41,175
Purchase of options vested shares	129,412				129,412		35,292
Options vested term					12 months		4 years
Share based compensation description						Upon the closing of either a Qualified Financing or Validating event, 25% of the grants will vest immediately and the remaining shares will vest ratably over the following 36 months. No compensation expense related to these options was recognized during the three and six months ended June 30, 2026 and 2025 because the performance condition was not considered probable of achievement as of June 30, 2026 and June 30, 2025. The remaining 23,529 options granted during the six months ended June 30, 2025 will vest over a period of four years.	Upon the closing of either a Qualified Financing or Validating event, 25% of the grants will vest immediately and the remaining shares will vest ratably over the following 36 months. No compensation expense related to these options was recognized during the year ended December 31, 2025 as the closing of either event was not considered probable for accounting purposes as of December 31, 2025. Of the remaining 41,175 options granted during the year ended December 31, 2025, 23,529 options will vest over four years, and 17,646 options will vest over twelve months. Vesting for the 17,646 options will be accelerated if the Company closes on certain transactions valued at $5 million (50% vesting) and $10 million (100% vesting).
Employee benefits and share based compensation				$ 1,368	$ 487,504		$ 6,410
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term				4 years	2 years 3 months 18 days		2 years 1 month 6 days
Share price	$ 3.17	$ 17	$ 0.01		$ 3.17	$ 0.01	$ 0.01
Purchase of options granted shares						23,529
Exercise price					$ 17.00
Equity value					$ 100,000,000
Eos SENOLYTIXS Inc [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options granted				137,815	164,704		546,175
Purchase of options vested shares	848,694				848,694		683,990
Vested and expected to vest, exercisable	$ 0.72			$ 0.01	$ 0.72		$ 0.01	$ 0.01
Exercise price					$ 17.00	$ 0.01
Eos SENOLYTIXS Inc [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase of options vested shares							23,529
Vesting period						4 years	4 years
Eos SENOLYTIXS Inc [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase of options vested shares							17,646
Vesting period							12 months
Options vested accelerated							17,646
Eos SENOLYTIXS Inc [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase of options vested shares							505,000
Equity value					$ 100,000,000
Eos SENOLYTIXS Inc [Member] | Employees, Directors and Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense				$ 10			$ 345
Purchase of options granted shares				137,815	164,704	528,529	546,175
Share granted fair value				$ 1,378	$ 521,322	$ 5,285	$ 5,462
Purchase of options vested shares			505,000			505,000
2024 Equity Incentive Plan [Member] | Eos SENOLYTIXS Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total number of securities reserved for issuance									882,353	882,353